Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 27 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provided three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provided the jack-up rigs under traditional dayrate and technical service agreements to Opex and Akal, respectively. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. Effective October 20, 2022, we provide all five rigs on a bareboat basis to Perfomex, to service its contracts with Opex. The bareboat revenue from these contracts is recognized as "Related party revenue" in the Consolidated Statements of Operations.
The potential revenue earned by Opex and Akal was fixed under each of the Pemex contracts, while Opex and Akal managed the drilling services and related costs on a per well basis. The revenue from these contracts was also recognized as "Related party revenue" in the Consolidated Statements of Operations.
On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of the Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex and Perfomex II joint ventures. The sale was completed on the same date and on this date Opex and Akal ceased to be our related parties. Until their sale, as a 49% shareholder we were required to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholders Agreement (see Note 7 - Equity Method Investments).
Bareboat revenues and management services revenue from our related parties for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Bareboat Revenue - Perfomex	129.6	60.2	22.2
Bareboat Revenue - Perfomex II	—	24.9	9.3
Management Services Revenue - Perfomex	—	—	5.0
Management Services Revenue - Perfomex II	—	—	3.0
Total	129.6	85.1	39.5
Repayment of loans from our equity method investments for the years ended December 31, 2023, 2022 and 2021 consisted of the following (1):

	As of December 31,
(In $ millions)	2023	2022	2021
Perfomex	(9.8)	—	(31.6)
Perfomex II	—	—	(9.5)
Opex	—	—	(3.7)
Akal	—	—	(1.7)
Total	(9.8)	—	(46.5)
(1) Repayment of loans from our equity method investments is included in "Equity method investments" in the Consolidated Balance Sheets (see Note 7 - Equity Method Investments).
Receivables: The balances with the joint ventures as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
(In $ millions)	2023	2022
Perfomex	92.4	62.9
Perfomex II	2.6	2.7
Total	95.0	65.6
b) Transactions with Other Related Parties
Additional paid in capital: The transactions with other related parties for years ended December 31, 2023, 2022 and 2021 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Magni Partners Limited (1)	0.6	1.6	—
Total	0.6	1.6	—
(1) The above relates to fees directly attributable to the Company's Equity Offerings in October 2023 and August 2022 and have been recognized in "Additional paid in capital" in our Consolidated Balance Sheets.
Expenses: The transactions with other related parties for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Front End Limited Company (1)	2.7	—	—
Drew Holdings Limited (2)	1.0	—	—
Magni Partners Limited (3)	0.6	0.5	0.9
Total	4.3	0.5	0.9
(1) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is a party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.
(2) Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Drew Holdings Limited ("Drew"). In January 2023 Drew entered into a SLFA with the Company and DNB Markets for the purposes of facilitating investors’ hedging activities in connection with the $250.0 million Senior Unsecured Convertible bonds due in 2028. In order to make the Company's shares available for lending, and only until a certain number of new shares were issued by the Company in connection with such lending arrangement, Drew made up to 15 million shares available to DNB Markets under the SLFA to facilitate such lending to the convertible bond investors requiring such hedging activities. Under the terms of the SLFA, the Company incurred fees payable to Drew for the shares available for lending. As at December 31, 2023, Drew is no longer a party to the SLA (see Note 28 - Stockholders' Equity).
(3) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni. Effective January 1, 2024, the fixed element of the agreement is terminated, while the remaining terms of the agreement continue to remain in force.
In January 2023, the Company recognized $1.3 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to the Unsecured Convertible Bonds and Secured Bonds completed in February 2023 and in November 2023, the Company recognized $1.0 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to 2028 and 2030 Notes completed in November 2023. As these costs are directly attributable to the issuance of these bonds, these amounts were recognized as deferred finance charges, presented as a reduction to the carrying value of the associated facilities and are amortized over the term of the facilities as "Interest Expense" in the Consolidated Statements of Operations.